Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Schedule of Intangible Assets

	December 31,
	2020			2021
			Net book			Net book
(In thousands)	Cost	Amortization	value	Cost	Amortization	value
Land use rights	5,099	(1,258)	3,841	5,218	(1,461)	3,757
Acquired computer software	3,530	(2,853)	677	3,875	(3,053)	822
Audio-visual license	6,010	(1,671)	4,339	6,151	(2,431)	3,720
	14,639	(5,782)	8,857	15,244	(6,945)	8,299

Schedule of Amortization Expense Recognized

	Years ended December 31
(In thousands)	2019	2020	2021
Cost of revenues	5	—	10
General and administrative expenses	1,136	1,210	1,113
Research and development expenses	59	6	6
Total	1,200	1,216	1,129

Schedule of Estimated Aggregate Amortization Expense

(In thousands)	Intangible assets
2022	1,153
2023	1,140
2024	1,071
2025	974
2026 and thereafter	3,961

Schedule of Weighted Average Amortization Periods of Intangible Assets

(In year)	December 31, 2020	December 31, 2021
Land use rights	30	30
Acquired computer software	5	5
Audio-visual license	9	9
Total weighted average amortization periods	10	10